ADVANCED TO SUPPLIERS (Tables)	9 Months Ended
Mar. 31, 2025
Advanced To Suppliers
SCHEDULE OF ADVANCED TO SUPPLIERS

	As of
	March 31, 2025	June 30 2024
Advanced to suppliers-third parties	$10,837,402	$8,514,694
Advanced to suppliers-related parties	$1,299,565	1,194,205
Total advanced to suppliers	$12,136,967	$9,708,899